Other Assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-financial assets
Temporary payments for commodity tax	$ 13,034	$ 10,839
Input tax from business tax	6,143	5,589
Prepayments for property, plant and equipment	5,393	595
Prepaid expenses	5,104	2,404
Prepayments to suppliers	2,239	2,164
Intangible assets	883	1,358
Current tax assets	42	31
Others	109	203
Non-financial assets	32,947	23,183
Financial assets
Refundable deposits	3,518	3,745
Time deposits with original maturities more than three months	0	28,511
Restricted demand deposits	1,692	1,011
Restricted time deposits	3,457	222
Others	807	877
Other financial assets	9,474	34,366
Other assets	42,421	57,549
Current	30,961	50,839
Non-current	$ 11,460	$ 6,710
Time deposits with original maturities of more than three months	0
Bottom of range
Financial assets
Time deposits with original maturities of more than three months		0.0014
Restricted time deposits	0.0032	0.0013
Top of range
Financial assets
Time deposits with original maturities of more than three months		0.0235
Restricted time deposits	0.0146	0.0083